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                                                           File Number 028-03983

                                    FORM 13F

            INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS
        PURSUANT TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934
                              AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D. C. 20549

     (Adopted in Release No. 34-14852 (81,610), June 15, 1978. 43 F. R. -.)

Report for the Calendar Year or Quarter Ended   September 30, 2001
                                                -----------------

                    If amended report check here: ___________

Name of Institutional Investment Manager: John Hancock Life Insurance Company

Business  Address :          P.O. Box 111, John Hancock Place, Boston, MA  02117

Name, Phone No., and Title of Person Duly Authorized to Submit This Report:

           Eileen Bruckner,          Investment Analyst (617)572-9610
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The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 15th day of February, 2000.

          John Hancock Life Insurance Company

          By:    /s/Eileen Bruckner
                 -------------------------------------------------------------------------
          Title: Eileen Bruckner, Portfolio Analyst, John Hancock Life Insurance Company

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (Other than the one filling this report). (List in alphabetical order).

Name:                               13F File No.:

0.    John Hancock Life Insurance Company
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1.    Maritime Life Assurance Company
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2.    Hancock Venture Partners, Inc. (formerly John Hancock Venture Capital Management)
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3.
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4.
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5.
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6.
      ---------------------------------------------------------------------------------
7.
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John Hancock Life Insurance Company  (Effective February 1, 2000, John Hancock Mutual Life Insurance Company was
                                      renamed John Hancock Life Insurance Company and became the parent, wholly-
                                      owned subsidiary of John Hancock Financial Services, Inc.)

September 30, 2001

Item 1                              Item 2      Item 3      Item 4         Item 5     Item 6          Item 7          Item 8

                                    Title of    Cusip       Fair           Shrs/Prin  Inv Discretion         Voting Authority (Shrs)
Name of Issuer                      Class       Number      Market Value   Amount     Sole Shrd Othr  Mgr     A-Sole  B-Shrd  C-None

Aber Diamond Corp                  COM           002893-10-5     253,464     17,700          X         1              17,700
Agnico Eagle Mines, Ltd.           COM           008474-10-8     288,992     17,600          X         1              17,600
Alliance Atlantis                  COM           01853E-20-4     188,856     12,200          X         1              12,200
Ampex Corp.                        COM           032092-10-8      63,380    186,411     X              0     186411
Ballard Power Systems              COM           05858H-10-4     873,354     29,000          X         1              29,000
Bell Canada Intl.                  COM           077914-10-9      32,428      6,700          X         1               6,700
Biomira, Inc.                      COM           09161R-10-6     113,880     16,700          X         1              16,700
Brookfield PPTYS                   COM           112900-10-5     790,694     27,209          X         1              27,209
Budget Group, Inc.                 COM           119003-10-1   1,323,786  1,310,679     X              0    1310679
Cameco                             COM           13321L-10-8     640,800     17,800          X         1              17,800
Canadian 88 Energy                 COM           13566G-50-9      88,596     42,800          X         1              42,800
Cognicase Inc.                     COM           192423-10-1      43,120      8,800          X         1               8,800
Coinstar Inc.                      COM           19259P-30-0     690,220     35,000     X              0      35000
Concord Comm.                      COM           206186-10-8     493,745     55,477     X              0     55,477
Corel Corp.                        COM           21868Q-10-9      75,900     22,900          X         1              22,900
Cott                               COM           22163N-10-6     454,080     19,200          X         1              19,200
Descartes Systems                  COM           249906-10-8     110,721     16,700          X         1              16,700
Devon Energy Corp                  COM           25179M103     5,323,297    154,747     X              0    154,747
Dia Met Minerals                   Cl B ML VTG   25243K-30-7      17,000        800          X         1                 800
Dorel Industries                   COM           25822C-20-5     248,274      7,800          X         1               7,800
Echo Bay Mines                     COM           278751-10-2      24,592     23,200          X         1              23,200
Evergreen Resources                COM           299900-30-8  68,116,431  2,006,375     X              0  2,006,375
Extendicare Inc.                   COM           30224T-87-1     141,602     20,200          X         1              20,200
Fahnestock Viner Hld               COM           302921-10-1     122,698      3,100          X         1               3,100
Federated Dept Stores              COM           31410H-10-1   1,510,742     35,547     X              0     35,547
Federated Dept Stores              warrants cl d 31410H-12-7     130,162      8,620     X              0      8,620
Four Seasons Hotels                sub vtg shs   35100E10-4      431,712      7,306          X         1               7,306
Glamis Gold, Ltd.                  COM           376775-10-2      93,940     22,000          X         1              22,000
Golden State Vintners              COM           38121K-20-8   1,794,671    658,695     X              0    658,695
Guidant Corp.                      COM           401698-10-5      95,018      2,468     X              0      2,468
Hollinger                          COM           43556c-60-6      33,060      3,000          X         1               3,000
Hummingbird Commun                 COM           44544R-10-1     151,380      5,800          X         1               5,800
IMAX Corp.                         COM           45245E-10-9      10,075      6,500          X         1               6,500
Intertape Plymr Grp                COM           460919-10-3     105,952      8,800          X         1               8,800
Intrawest Corp.                    COM           460915-20-0     292,400     13,600          X         1              13,600
IPSCO Inc.                         COM           462622-10-1     247,650     12,700     X              0     12,700
K-Swiss, Inc                       COM           482686-10-2   4,910,000    200,000          X         1             200,000
LTV Corp                           COM           501921-10-0       8,144     62,413     X              0     62,413
Eli Lilly & Co.                    COM           532457-10-8     103,303      1,404     X              0      1,404
LodgeNet Entertainment             COM           540211-10-9     372,800    160,000     X              0    160,000
MDC Corporation                    COM           55267W-30-9      15,850      5,100          X         1               5,100
Meridian Gold Inc.                 COM           589975-10-1     397,184     23,200          X         1              23,200
Methanex                           COM           59151K-10-8     275,353     35,900          X         1              35,900
Moore Corp, LTD                    COM           615785-10-2     335,616     27,600          X         1              27,600
Nabors Industries, Inc.            COM           629568-10-6  14,678,979    699,999     X              0    699,999
Open Text Corp.                    COM           683715-10-6     212,536      6,200          X         1               6,200
Pan American Silver                COM           697900-10-8      75,748     11,600          X         1              11,600
Penny J. C.                        COM           708160-10-6     207,034      9,453     X              0      9,453
Premdor Inc.                       COM           74046P-10-5     154,673     13,700          X         1              13,700
Primix  Solutions                  COM           68272R-10-8     361,010    481,347
QLT Phototherapeut                 COM           746927-10-2     514,840     21,100          X         1              21,100
Quebecor Printing                  COM           748203-10-6     282,975     14,700          X         1              14,700
Research In Motion                 COM           760975-10-2     459,740     18,100          X         1              18,100
Royal Group Tech                   COM           779915-10-7     558,035     23,300          X         1              23,300
Sierra Wireless                    COM           826516-10-6      82,550      5,000          X         1      4,600    4,600
Steinway Musical Inst.             COM           858495-10-4  23,832,458  1,543,553     X              0  1,543,553
Suiza Foods Corp.                  COM           865077-10-1  76,050,867  1,204,480     X              0  1,204,480
Tangram Enterprise                 COM           875924-10-2         678        770     X              0        770
Telesystem                         Sub. VTG      879946-10-1      20,726     24,100          X         1              24,100
Tesco Corp.                        COM           88157K-10-1       9,381     10,600          X         1              10,600
TLC Laser Eye                      COM           87255E-10-8      46,980     11,600          X         1              11,600
Vasogen                            COM           92232F-10-3     129,500     14,000          X         1              12,600
Walker Interactive Systems         COM           931664-10-6      24,018     43,669     X              0     43,669
Westaim Corp                       COM           956909-10-5     129,519     24,300          X         1              22,300
Zi Corporation                     COM           988918-10-8      91,640     11,600          X         1              10,800

TOTALS                                                       209,758,809  9,552,922                       8,197,060  874,515
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